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MINNESOTA MUNICIPAL TERM TRUSTS


                                             [LOGO] MNA
                                                    MNB








SEMIANNUAL REPORT
JUNE 30,
     2001




                                             [LOGO] US BANCORP
                                                    PIPER JAFFRAY(R)

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[LOGO] US BANCORP
       PIPER JAFFRAY(R)


  TABLE OF CONTENTS

2 Fund Overview

8 Financial Statements and Notes

  Investments in Securities

  21 MNA
  25 MNB

MINNESOTA MUNICIPAL TERM TRUSTS

PRIMARY INVESTMENTS

Investment-grade, tax-exempt Minnesota municipal obligations including municipal zero-coupon securities.

FUND OBJECTIVE

Minnesota Municipal Term Trust (MNA) and Minnesota Municipal Term Trust II (MNB) are non-diversified, closed-end management investment companies. The investment objectives of MNA and MNB are to provide high current income exempt from regular federal income tax and Minnesota personal income tax, and to return $10 per share to investors on or before April 15, 2002 and April 15, 2003, respectively-- although each fund's termination may be extended up to five years if necessary to assist the fund in reaching its $10 per share objective. Each fund's income may be subject to federal and/or state of Minnesota alternative minimum taxes. Investors should consult their tax advisors. As with other investment companies, there can be no assurance that either fund will achieve its objective.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS

Based on net asset value for the periods ended June 30, 2001

                                     ONE YEAR    FIVE YEAR    SINCE INCEPTION
MINNESOTA MUNICIPAL TERM TRUST
  (MNA, INCEPTION 9/26/1991)           7.04%        5.21%          7.11%

MINNESOTA MUNICIPAL TERM TRUST II
  (MNB, INCEPTION 4/24/1992)           9.33%        6.05%          7.12%


All total returns are through June 30, 2001, and reflect the reinvestment of distributions but not sales charges. Net asset value (NAV)-based performance is used to measure investment management results. As noted in earlier shareholder reports, we no longer compare the funds' NAV performance to a market benchmark. This is because our primary goal is to meet the funds' investment objectives of providing high current income exempt from regular federal and state of Minnesota personal income tax, and returning $10 per share to investors at the funds' termination dates. - Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended June 30, 2001, were 10.73%, 7.57%, and 6.54% for MNA and 9.15%, 7.61%, and 6.27% for MNB. These returns assume reinvestment of all distributions and reflect sales charges on those distributions as described in the funds' dividend reinvestment plan, but not on initial purchases. - PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THESE INVESTMENTS. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as these funds, often trade at discounts to net asset value. Therefore, you may be unable to realize the full net asset value of your shares when you sell.

           MINNESOTA MUNICIPAL TERM TRUSTS SEMIANNUAL REPORT 2001

                                       1
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FUND OVERVIEW

FUND MANAGEMENT

DOUG WHITE, CFA, is primarily responsible for the management of the Minnesota Municipal Term Trusts. He has 17 years of financial experience.

CATHERINE STIENSTRA assists with the management of the Minnesota Municipal Term Trusts. She has 12 years of financial experience.

August 15, 2001

DURING THE SEMIANNUAL PERIOD ENDING JUNE 30, 2001, THE TWO MINNESOTA MUNICIPAL TERM TRUSTS (MNA AND MNB) REMAINED ON TRACK TO RETURN $10 PER SHARE AT THEIR RESPECTIVE TERMINATION TARGETS IN 2002 AND 2003 AND CONTINUED TO PROVIDE HIGH TAX-EXEMPT INCOME. As of June 30, 2001, the net asset values of MNA and MNB were $10.45 and $10.54, respectively. The funds maintained their monthly common stock distributions of 5.09 cents and 4.92 cents per share that they have paid since inception.

INTERMEDIATE- AND LONG-TERM MUNICIPAL BOND RATES MOVED DOWNWARD AND THEN ROSE AGAIN DURING THE SIX MONTHS, STABILIZING AT HISTORICALLY LOW LEVELS. Rates on the Bond Buyer 20 Index--a group of 20 long-term municipal bonds rated A or better--began the period at 5.14% and ended at 5.21%. These relatively low rates caused refundings of municipal bonds at the national level to explode, up 300% from the same time frame last year. Much like home buyers refinance their homes during periods of low rates, municipal bond issuers refund their debt in advance of the call date or maturity date of the bond and reissue debt at a new, lower rate.


BONDS MATURING LESS THAN A YEAR BEYOND THE FUNDS' TERMINATION DATES

                                        MNA           MNB
                                      INCEPTION     INCEPTION
                                      9/26/1991    4/24/1992
At the Fund's Inception                  0%           0%
As of June 30, 2001                     47%          44%


                                       2
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NATIONALLY, THE MUNICIPAL BOND MARKETPLACE HAS SEEN A REVERSAL IN THE TRENDS OF
SUPPLY AND DEMAND OVER THE PAST SIX MONTHS. The marketplace has seen a big increase in demand for bonds in general, including municipals, as the stock market has continued to flounder this year. Also, overall supply of national bonds issued is up 40% compared to this time frame last year. This comes on the heels of an extended period of decreasing supply, as municipalities did not need to issue as much debt during the economic boom. In Minnesota, however, the supply of bonds remains scarce as issuance is down another 8% compared to this time last year. The scarcity of Minnesota bonds has had little effect on the trusts, as their turnover remains low in anticipation of their upcoming termination dates.

DECREASING SHORT-TERM INTEREST RATES ALLOWED MNA AND MNB TO CONTINUE TO ADD TO THEIR DIVIDEND RESERVES DURING THE PERIOD. The Federal Reserve has lowered short-term interest rates six times since the end of last year, its most aggressive rate-cutting campaign since the country's last recession. The funds' preferred stock earns more income during periods of low


DISTRIBUTION HISTORY SINCE INCEPTION

                                                             MNA               MNB
                                                          INCEPTION         INCEPTION
                                                          9/26/1991         4/24/1992
Total Monthly Income Distributions Through 6/30/2001
  Common Shareholders                                       $5.99             $5.32

  Preferred Shareholders (On a Common Share Basis)          $1.52             $1.40

Total Capital Gains Distributions to Common
Shareholders Through 6/30/2001                              $0.16             $0.18


                                       3
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shorter-term interest rates, which in turn can help the dividend reserve to grow. (See page 6 for an explanation of preferred stock.) The dividend reserve for MNA increased to 70 cents and MNB increased to 57 cents as of June 30, 2001. However, keep in mind that the trusts will likely begin to draw down their dividend reserves somewhat to maintain their monthly common stock distributions as the portfolios get closer to their termination target dates.

AS THE TRUSTS APPROACH THEIR TERMINATION DATES, WE ARE CONTINUING OUR STRATEGY OF REDUCING THE RISK IN THE PORTFOLIOS. The main way we are reducing risk is by calling in or redeeming their preferred stock. We expect to redeem all of MNA's outstanding preferred stock by year-end and anticipate beginning this process with MNB in early- to mid-2002. In addition, we have been selling off longer-maturity bonds as opportunities arise and replacing them with bonds that mature closer to the termination target dates of the trusts. In MNA and MNB, 47% and 44% of their holdings mature within a year of the funds' termination target dates, respectively.

ALTHOUGH BOTH FUNDS' NET ASSET VALUES ARE SUBSTANTIALLY ABOVE THE $10 GOAL, WE ANTICIPATE THEY WILL TREND DOWNWARD AS THE PORTFOLIOS NEAR TERMINATION. Three factors cause this decline in net asset value. First, because of the strategy of selling longer-term bonds as the funds near termination, the funds may


                                       4
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realize gains that will be distributed to shareholders. Second, shorter-term securities may not generate enough income to maintain the funds' current common stock distribution levels, which would cause the funds to dip into their dividend reserves. Because both the capital gains and the dividend reserves are part of the net asset value of the funds, the net asset values will decrease as they get paid out. Third, some of the bonds in the portfolios currently have market values greater than their maturity or redemption values. Over time, their market prices will converge toward prices that are at or near their maturity or refunding prices.

AS A QUICK TURNAROUND FOR THE U.S. ECONOMY REMAINS ELUSIVE, WE WILL CONTINUE TO CLOSELY MONITOR THE CREDIT RATINGS OF THE BONDS WE OWN IN THESE TWO TRUSTS. We will also continue to execute our strategies for reducing risk and managing the net asset values and income streams of the funds. We currently do not see any events that would cause us to fall short of the trusts' objectives. As always, thank you for your investment in the Minnesota Municipal Term Trusts and the confidence that you have placed in our management team. We hope we have helped you meet some of your financial goals with your investment in these funds.


                                       5
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NET ASSET VALUE SUMMARY OF COMMON SHARES

                                                          MNA               MNB
                                                       INCEPTION         INCEPTION
                                                       9/26/1991         4/24/1992
Initial Offering Price                                   $10.00            $10.00

Initial Offering and Underwriting Expenses
(Common and Preferred Stock)                             -$0.66            -$0.67

Accumulated Realized Losses on 6/30/2001                      -                 -

SUBTOTAL                                                  $9.34             $9.33

Dividend Reserve
(Undistributed Net Investment Income) on 6/30/2001       +$0.70            +$0.57

Unrealized Appreciation on Investments on 6/30/2001      +$0.41            +$0.64

NET ASSET VALUE PER SHARE ON 6/30/2001                   $10.45            $10.54

PREFERRED STOCK

The preferred stock issued by MNA and MNB pays dividends at a specified rate and has preference over common stock in the payments of dividends and the liquidation of assets. Rates paid on preferred stock are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (shares of preferred stock are rated AAA by Moody's and S&P) and high liquidity (shares of preferred stock trade at par and are remarketed every seven days). The proceeds from the sale of preferred stock are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred stock, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred stock is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if the fund did not have any preferred stock outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred stock results in the leveraging of common stock, which increases the volatility of both the net asset value of the fund and the market value of shares of common stock.


                                       6
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PORTFOLIO COMPOSITION
As a percentage of total assets on June 30, 2001

MINNESOTA MUNICIPAL TERM TRUSTS

General Obligations               16%
Education Revenue                  3%
Certificates of Participation      6%
Housing Revenue                   28%
IDR Pollution Control Revenue      3%
Utility Revenue                   17%
Health Care Revenue               11%
Tax Revenue                        7%
Municipal Derivative Securities    5%
Other Assets                       2%
Short-Term                         2%

MINNESOTA MUNICIPAL TERM TRUST II

Building Revenue                   2%
Utility Revenue                   19%
Industrial Development Revenue     4%
Housing Revenue                   14%
Other Assets                       2%
Municipal Derivative Securities    8%
General Obligations               10%
Health Care Revenue               19%
IDR Pollution Control Revenue     11%
Education Revenue                  7%
School District Revenue            1%
Short Term                         3%

FINANCIAL STATEMENTS (Unaudited)

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES  June 30, 2001
 ................................................................................

                                                               MINNESOTA      MINNESOTA
                                                               MUNICIPAL      MUNICIPAL
                                                               TERM TRUST   TERM TRUST II
                                                              ------------  -------------
ASSETS:
Investments in securities at market value* (note 2)  .......  $69,726,134    $54,766,184
Cash in bank on demand deposit  ............................           --              1
Accrued interest receivable  ...............................    1,017,915        864,542
                                                              -----------    -----------
  Total assets  ............................................   70,744,049     55,630,727
                                                              -----------    -----------

LIABILITIES:
Preferred stock dividends payable (note 3)  ................        2,722          2,092
Payable for investment securities purchased on a when-issued
  basis (note 2)  ..........................................           --      1,781,500
Accrued investment management fee  .........................       22,443         11,054
Bank overdraft  ............................................       12,460             --
Accrued administrative fee  ................................       (1,385)         2,810
Other accrued expenses  ....................................       24,965         21,333
                                                              -----------    -----------
  Total liabilities  .......................................       61,205      1,818,789
                                                              -----------    -----------
  Net assets applicable to outstanding capital stock  ......  $70,682,844    $53,811,938
                                                              ===========    ===========

COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital (common and
  preferred stock)  ........................................  $64,328,906    $49,635,603
Undistributed net investment income  .......................    3,991,665      1,967,459
Accumulated net realized loss on investments  ..............       (9,971)        (8,447)
Net unrealized appreciation of investments  ................    2,372,244      2,217,323
                                                              -----------    -----------

  Total-representing net assets applicable to outstanding
    capital stock  .........................................  $70,682,844    $53,811,938
                                                              ===========    ===========
* Investments in securities at identified cost  ............  $67,353,890    $52,548,861
                                                              ===========    ===========

NET ASSET VALUE AND MARKET PRICE OF COMMON STOCK:
Net assets applicable to common stock  .....................  $59,882,844    $36,461,938
Shares of common stock outstanding (authorized 200 million
  shares for each fund of $0.01 par value)  ................    5,732,710      3,460,000
Net asset value  ...........................................  $     10.45    $     10.54
Market price  ..............................................  $     10.37    $     10.31

LIQUIDATION PREFERENCE OF PREFERRED STOCK:
Net assets applicable to preferred stock (note 3)  .........  $10,800,000    $17,350,000
Shares of preferred stock outstanding (authorized 1 million
  shares for each fund)  ...................................          432            694
Liquidation preference per share  ..........................  $    25,000    $    25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           2001 Semiannual Report  8  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS  For the Six Months Ended June 30, 2001
 ................................................................................

                                                               MINNESOTA     MINNESOTA
                                                               MUNICIPAL     MUNICIPAL
                                                              TERM TRUST   TERM TRUST II
                                                              -----------  -------------
INCOME:
Interest  ..................................................  $2,343,121     $1,513,957
Dividends  .................................................      22,649             --
                                                              ----------     ----------

  Total investment income  .................................   2,365,770      1,513,957
                                                              ----------     ----------

EXPENSES (NOTE 5):
Investment management fee  .................................     102,493         66,660
Administrative fee  ........................................      80,385         50,409
Remarketing agent fee  .....................................      36,022         21,701
Custodian fees  ............................................       6,150          4,000
Transfer agent fees  .......................................      10,045         10,078
Registration fees  .........................................       9,295          4,274
Reports to shareholders  ...................................      11,543          9,610
Directors' fees  ...........................................       1,551          1,500
Audit and legal fees  ......................................      18,348         18,348
Other expenses  ............................................      14,064         12,728
                                                              ----------     ----------
  Total expenses  ..........................................     289,896        199,308

  Net investment income  ...................................   2,075,874      1,314,649
                                                              ----------     ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments (note 4)  .................     259,087         86,448
Unrealized appreciation (depreciation) of investments  .....    (319,695)       143,352
                                                              ----------     ----------

  Net gain (loss) on investments  ..........................     (60,608)       229,800
                                                              ----------     ----------

    Net increase in net assets resulting from
      operations  ..........................................  $2,015,266     $1,544,449
                                                              ==========     ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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           2001 Semiannual Report  9  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                  MINNESOTA MUNICIPAL
                                                                      TERM TRUST
                                                              ---------------------------
                                                               Six Months
                                                                  Ended
                                                                 6/30/01      Year Ended
                                                               (Unaudited)     12/31/00
                                                              -------------  ------------
OPERATIONS:
Net investment income  .....................................  $  2,075,874   $ 4,587,125
Net realized gain on investments  ..........................       259,087        15,505
Unrealized appreciation (depreciation) of investments  .....      (319,695)      264,724
                                                              ------------   -----------

  Net increase in net assets resulting from operations  ....     2,015,266     4,867,354
                                                              ------------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends  ................................    (1,458,975)   (3,501,539)
    Preferred stock dividends  .............................      (366,368)   (1,186,195)
                                                              ------------   -----------
  Total distributions  .....................................    (1,825,343)   (4,687,734)
                                                              ------------   -----------

CAPITAL SHARE TRANSACTIONS (NOTE 6):
Decrease in net assets from capital share transactions  ....   (18,000,000)           --
                                                              ------------   -----------
  Total increase (decrease) in net assets  .................   (17,810,077)      179,620

Net assets at beginning of period  .........................    88,492,921    88,313,301
                                                              ------------   -----------

Net assets at end of period  ...............................  $ 70,682,844   $88,492,921
                                                              ============   ===========

Undistributed net investment income  .......................  $  3,991,665   $ 3,741,134
                                                              ============   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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          2001 Semiannual Report  10  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
 ................................................................................

                                                                 MINNESOTA MUNICIPAL
                                                                    TERM TRUST II
                                                              --------------------------
                                                               Six Months
                                                                 Ended
                                                                6/30/01      Year Ended
                                                              (Unaudited)     12/31/00
                                                              ------------  ------------
OPERATIONS:
Net investment income  .....................................  $ 1,314,649   $ 2,700,596
Net realized gain (loss) on investments  ...................       86,448       (96,348)
Unrealized appreciation of investments  ....................      143,352       957,522
                                                              -----------   -----------

  Net increase in net assets resulting from operations  ....    1,544,449     3,561,770
                                                              -----------   -----------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
    Common stock dividends  ................................     (851,130)   (2,042,784)
    Preferred stock dividends  .............................     (268,431)     (668,087)
                                                              -----------   -----------
  Total distributions  .....................................   (1,119,561)   (2,710,871)
                                                              -----------   -----------

  Total increase in net assets  ............................      424,888       850,899

Net assets at beginning of period ..........................   53,387,050    52,536,151
                                                              -----------   -----------

Net assets at end of period ................................  $53,811,938   $53,387,050
                                                              ===========   ===========

Undistributed net investment income ........................  $ 1,967,459   $ 1,772,371
                                                              ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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          2001 Semiannual Report  11  Minnesota Municipal Term Trusts

               NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

(1) ORGANIZATION
 ............................
                Minnesota Municipal Term Trust Inc. (MNA) and Minnesota Municipal Term Trust Inc. II (MNB) (the funds) are registered under the Investment Company Act of 1940 (as amended) as non-diversified, closed-end management investment companies. MNA and MNB expect to terminate operations and distribute all of their net assets to shareholders on or shortly before April 15, 2002, and April 15, 2003, respectively, although termination may be extended to a date no later than April 15, 2007, and April 15, 2008, respectively. The funds invest primarily in investment-grade Minnesota municipal obligations, including municipal zero-coupon securities. Shares of Minnesota Municipal Term Trust Inc. are listed on the New York Stock Exchange under the symbol MNA. Shares of Minnesota Municipal Term Trust Inc. II are listed on the American Stock Exchange under the symbol MNB.

                The funds concentrate their investments in Minnesota; therefore, they may have more credit risk related to the economic conditions of Minnesota than portfolios with a broader geographical diversification.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
 ............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the funds' board of directors in good faith at "fair value," that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed-income securities is provided by an independent pricing service. The pricing service may employ methodologies that utilize actual market

--------------------------------------------------------------------------------

          2001 Semiannual Report  12  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Short-term securities with maturities of 60 days or fewer are valued at amortized cost, which approximates market value.

                Pricing services value equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there are no reported sales of a security on the valuation date, it is valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there are no sales and no published bid and asked quotations for a security on the valuation date or the security is not traded on an exchange or Nasdaq, the pricing service may obtain market quotations directly from broker-dealers.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                INVERSE FLOATERS
                As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the
--------------------------------------------------------------------------------

          2001 Semiannual Report  13  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                funds to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters may have the effect of providing investment leverage since interest rates for the inverse floater may change as a multiple of the related floating rate. As a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the funds invest in inverse floaters, the net asset value of the funds' shares may be more volatile than if the funds did not invest in such securities. At June 30, 2001, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had investments in inverse floaters with a value of $3,565,625 and $4,567,502, respectively, which represent 5.0% and 8.5% of net assets, respectively.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the funds on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The funds segregate, with their custodian, assets with a market value equal to the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the funds' net asset values if the funds make such purchases while remaining substantially fully invested. As of June 30, 2001, Minnesota Municipal Term Trust Inc. II had outstanding when-issued or forward-commitments of $1,781,500.

                FEDERAL TAXES
                Each fund is treated separately for federal income tax purposes. Each fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore,

--------------------------------------------------------------------------------

          2001 Semiannual Report  14  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                no income tax provision is required. The funds also intend to distribute their taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of market discount amortization and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the funds.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders. Common stock distributions are recorded as of the close of business on the ex-dividend date and preferred stock dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the funds' dividend reinvestment plans, reinvested in additional shares of the funds' common stock. Under the plans, common shares will be purchased in the open market.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the

--------------------------------------------------------------------------------

          2001 Semiannual Report  15  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                repurchase amount, including accrued interest, to protect the funds in the event of a default. In addition to repurchase agreements, the funds may invest in money market funds advised by the funds' advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.
(3) REMARKETED
    PREFERRED
    STOCK
 ............................
                Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II have issued and, as of June 30, 2001, have outstanding 432 shares and 694 shares, respectively, of remarketed preferred stock (RP) with a liquidation preference of $25,000 per share for each fund. The dividend rate on the RP is adjusted every seven days as determined by the remarketing agent. On June 30, 2001, the dividend rates were 2.30% and 2.20% for Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II, respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).
(4) INVESTMENT
    SECURITY
    TRANSACTIONS
 ............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the six months ended June 30, 2001, were as follows:

                                           MINNESOTA     MINNESOTA
                                           MUNICIPAL     MUNICIPAL
                                          TERM TRUST   TERM TRUST II
                                          -----------  -------------
Purchases ..............................  $ 5,376,161   $7,327,369
Proceeds from sales ....................   23,374,761    7,296,967

(5) EXPENSES
 ............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the agreement), U.S. Bancorp Piper Jaffray Asset Management, Inc. (the advisor), a subsidiary of U.S. Bank National Association and successor to First American Asset Management, manages each fund's assets

--------------------------------------------------------------------------------

          2001 Semiannual Report  16  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                and furnishes related office facilities, equipment, research, and personnel. Each fund's agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized percentage of 0.25% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the advisor provides investment advice and, in general, conducts the management and investment activity of the fund.

                Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services, to each fund. Each fund's administration agreement provides the administrator with a monthly fee in an amount equal to an annualized percentage of 0.20% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred stock, from the value of the total assets of the fund). For its fee, the administrator provides regulatory reporting and record-keeping services for the fund.

                REMARKETING AGENT FEE
                Each fund has entered into a remarketing agreement with Merrill Lynch (the remarketing agent). Each remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annualized rate of 0.25% of the fund's average amount of RP outstanding. For its fee, the remarketing agent will remarket shares of RP tendered to it, on behalf of shareholders thereof, and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative, and the remarketing agent fees, the funds are responsible for paying most other operating expenses including: outside directors' fees and expenses, custodian fees, registration fees, printing and

--------------------------------------------------------------------------------

          2001 Semiannual Report  17  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------
                shareholder reports, transfer agent fees and expenses, legal and auditing services, insurance, interest, taxes, and other miscellaneous expenses.

                During the six months ended June 30, 2001, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II paid $6,150 and $4,013, respectively, to U.S. Bank for custody services.

(6) CAPITAL SHARE
    TRANSACTIONS
 ............................
                In preparation for the anticipated termination and liquidation of Minnesota Municipal Term Trust Inc. on or about April 15, 2002, the fund redeemed a portion of the outstanding shares of its preferred stock at a redemption price of $25,000 per share plus accumulated, but unpaid, dividends through the redemption date. The fund redeemed the following shares of preferred stock:

DATE                                      SHARES     COST
----                                      ------  -----------
4/11/01 ................................    480   $12,000,000
6/13/01 ................................    240     6,000,000
                                          -----   -----------
                                            720   $18,000,000
                                          =====   ===========

(7) CAPITAL LOSS
    CARRYOVER
 ............................
                For federal income tax purposes, Minnesota Municipal Term Trust Inc. and Minnesota Municipal Term Trust Inc. II had capital loss carryovers at December 31, 2000, of $269,058 and $94,895, respectively, which, if not offset by subsequent capital gains, will expire on December 31, 2007, and December 31, 2008, respectively. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

(8) PARENT COMPANY
    ACQUISITION
 ............................
                On October 4, 2000, U.S. Bancorp, the parent company of the funds' investment advisor, announced that it had entered into an agreement to be acquired by Firstar Corporation. On
                February 27, 2001, this acquisition became effective. The new company is named U.S. Bancorp.

--------------------------------------------------------------------------------

          2001 Semiannual Report  18  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST

                                            Six Months
                                               Ended                     Year Ended December 31
                                              6/30/01      ---------------------------------------------------
                                            (Unaudited)     2000       1999      1998(g)     1997       1996
                                            -----------    -------    -------    -------    -------    -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $10.41       $10.38     $11.12     $11.28     $11.15     $11.31
                                              ------       ------     ------     ------     ------     ------
Operations:
  Net investment income ................        0.36         0.80       0.78       0.86       0.88       0.87
  Net realized and unrealized gains
    (losses) on investments ............       (0.01)        0.05      (0.64)     (0.08)      0.07      (0.25)
                                              ------       ------     ------     ------     ------     ------
    Total from operations ..............        0.35         0.85       0.14       0.78       0.95       0.62
                                              ------       ------     ------     ------     ------     ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.25)       (0.61)     (0.72)     (0.66)     (0.61)     (0.61)
    Paid to preferred shareholders .....       (0.06)       (0.21)     (0.16)     (0.15)     (0.16)     (0.16)
  From net realized gains
    Paid to common shareholders ........          --           --         --      (0.10)     (0.04)     (0.01)
    Paid to preferred shareholders .....          --           --         --      (0.03)     (0.01)        --
                                              ------       ------     ------     ------     ------     ------
  Total distributions
    to shareholders ....................       (0.31)       (0.82)     (0.88)     (0.94)     (0.82)     (0.78)
                                              ------       ------     ------     ------     ------     ------
  Net asset value, common stock, end
    of period .                               $10.45       $10.41     $10.38     $11.12     $11.28     $11.15
                                              ======       ======     ======     ======     ======     ======
  Market value, common stock, end
    of period ..........................      $10.37       $10.00     $ 9.81     $11.44     $11.13     $10.50
                                              ======       ======     ======     ======     ======     ======
SELECTED INFORMATION
Total return, common stock, net asset
  value(a) .............................        2.75%        6.36%     (0.16)%     5.47%      7.15%      4.23%
Total return, common stock, market
  value(b) .............................        6.79%        8.25%     (8.15)%    10.04%     12.48%      4.86%
Net assets at end of period
  (in millions) ........................      $   71       $   89     $   88     $   93     $   93     $   93
Ratio of expenses to average weekly net
  assets applicable to common
  stock(e) .............................        0.71%(h)     1.03%      1.03%      0.96%      0.97%      0.99%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock(c)(f) ................        4.17%(h)     5.73%      5.79%      6.25%      6.37%      6.40%
Portfolio turnover rate (excluding
  short-term securities) ...............           7%          20%        19%        11%         8%         2%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   11       $   29     $   29     $   29     $   29     $   29
Asset coverage per share (in
  thousands)(d) ........................      $  164       $   77     $   77     $   80     $   81     $   80
Liquidation preference and market value
  per share (in thousands) .............      $   25       $   25     $   25     $   25     $   25     $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.71%, 0.70%, 0.70%, 0.66%, 0.67%, AND 0.68% FOR THE SIX MONTHS ENDED JUNE 30, 2001, AND
     FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 5.06%, 5.21%, 4.94%, 5.26%, 5.41%, AND 5.42% FOR THE SIX MONTHS ENDED JUNE 30,
     2001, AND FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

          2001 Semiannual Report  19  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

(9) FINANCIAL
    HIGHLIGHTS
 ............................
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

MINNESOTA MUNICIPAL TERM TRUST II

                                            Six Months
                                               Ended                     Year Ended December 31
                                              6/30/01      ---------------------------------------------------
                                            (Unaudited)     2000       1999      1998(g)     1997       1996
                                            -----------    -------    -------    -------    -------    -------
PER-SHARE DATA
Net asset value, common stock, beginning
  of period ............................      $10.42       $10.17     $10.90     $10.94     $10.71     $10.89
                                              ------       ------     ------     ------     ------     ------
Operations:
  Net investment income ................        0.38         0.78       0.73       0.80       0.81       0.82
  Net realized and unrealized gains
    (losses) on investments ............        0.07         0.25      (0.68)        --       0.23      (0.24)
                                              ------       ------     ------     ------     ------     ------
    Total from operations ..............        0.45         1.03       0.05       0.80       1.04       0.58
                                              ------       ------     ------     ------     ------     ------
Distributions to shareholders:
  From net investment income
    Paid to common shareholders ........       (0.25)       (0.59)     (0.60)     (0.59)     (0.59)     (0.59)
    Paid to preferred shareholders .....       (0.08)       (0.19)     (0.14)     (0.15)     (0.16)     (0.16)
  From net realized gains
    Paid to common shareholders ........          --           --      (0.03)     (0.08)     (0.05)     (0.01)
    Paid to preferred shareholders .....          --           --      (0.01)     (0.02)     (0.01)        --
                                              ------       ------     ------     ------     ------     ------
  Total distributions
    to shareholders ....................       (0.33)       (0.78)     (0.78)     (0.84)     (0.81)     (0.76)
                                              ------       ------     ------     ------     ------     ------
  Net asset value, common stock, end
    of period .                               $10.54       $10.42     $10.17     $10.90     $10.94     $10.71
                                              ======       ======     ======     ======     ======     ======
  Market value, common stock, end
    of period ..........................      $10.31       $10.13     $ 9.56     $11.31     $10.69     $10.25
                                              ======       ======     ======     ======     ======     ======
SELECTED INFORMATION
Total return, common stock, net asset
  value(a) .............................        3.53%        8.51%     (1.03)%     5.95%      8.34%      4.04%
Total return, common stock, market
  value(b) .............................        4.70%       12.32%    (10.33)%    12.56%     10.78%      4.88%
Net assets at end of period
  (in millions) ........................      $   54       $   53     $   53     $   55     $   55     $   54
Ratio of expenses to average weekly net
  assets applicable to common
  stock(e) .............................        1.10%(h)     1.12%      1.17%      1.06%      1.09%      1.07%
Ratio of net investment income to
  average weekly net assets applicable
  to common stock(c)(f) ................        5.79%(h)     5.75%      5.53%      5.87%      6.06%      6.20%
Portfolio turnover rate (excluding
  short-term securities) ...............          14%          29%        18%         9%        10%         4%
Remarketed preferred stock outstanding
  end of period (in millions) ..........      $   17       $   17     $   17     $   17     $   17     $   17
Asset coverage per share (in
  thousands)(d) ........................      $   78       $   77     $   76     $   79     $   80     $   78
Liquidation preference and market value
  per share (in thousands) .............      $   25       $   25     $   25     $   25     $   25     $   25

(a) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE AND DOES NOT REFLECT A SALES CHARGE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY NET ASSETS APPLICABLE TO COMMON STOCK.
(d)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED STOCK OUTSTANDING.
(e) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.75%, 0.75%, 0.79%, 0.73%, 0.74%, AND 0.73% FOR THE SIX MONTHS ENDED JUNE 30, 2001, AND
     FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY. DIVIDENDS PAID TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(f) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.93%, 5.12%, 4.68%, 4.98%, 5.13%, AND 5.25% FOR THE SIX MONTHS ENDED JUNE 30,
     2001, AND FISCAL YEARS 2000, 1999, 1998, 1997, AND 1996, RESPECTIVELY.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT TO U.S. BANK.
(h)  ANNUALIZED.

--------------------------------------------------------------------------------

          2001 Semiannual Report  20  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST                                          June 30, 2001
 .............................................................................................

                                                                Principal           Market
Description of Security                                           Amount           Value (a)
---------------------------------------------------------       ----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (96.4%):
MUNICIPAL BONDS (91.4%):
  CERTIFICATES OF PARTICIPATION (5.9%):
    Hennepin County Certificates of Participation
      (Prerefunded to 11/15/01 at 100),
      6.70%-6.75%, 11/15/09-11/15/11 ....................       $4,085,000(d)     $ 4,146,440
                                                                                  -----------
  EDUCATION REVENUE (3.0%):
    Higher Education Facility - College of Art and
      Design, 5.60%, 5/1/06 .............................          175,000            182,502
    Higher Education Facility - College of Art and
      Design, 5.25%-5.75%, 5/1/02-5/1/08 ................          670,000            691,835
    Higher Education Facility - College of St. Benedict,
      4.50%, 3/1/02 .....................................          265,000            267,064
    Higher Education Facility - St. John's University
      (Callable 10/01/07 at 100), 5.35%, 10/1/17 ........          500,000            504,715
    Higher Education Facility - University of St Thomas
      (Callable 4/1/07 at 100), 5.35%, 4/1/17 ...........          500,000            505,630
                                                                                  -----------
                                                                                    2,151,746
                                                                                  -----------
  GENERAL OBLIGATIONS (15.9%):
    Dakota County General Obligation, 4.50%, 2/1/02 .....        1,000,000          1,011,070
    Mankato School District (FSA) (Crossover refunded to
      2/1/02 at 100), 6.35%, 2/1/13 .....................        1,200,000(b)(d)    1,224,672
    State General Obligation (Prerefunded to 8/1/01 at
      100), 6.70%, 8/1/10 ...............................        5,000,000(d)       5,017,650
    State General Obligation, Zero-Coupon,
      6.01%, 8/1/01 .....................................        3,000,000(e)       2,992,560
    Washington County Jail Facility (MBIA) (Prerefunded
      to 2/1/02 at 100), 7.00%, 2/1/12 ..................        1,000,000(b)(d)    1,025,100
                                                                                  -----------
                                                                                   11,271,052
                                                                                  -----------
  HEALTH CARE REVENUE (11.1%):
    Agricultural and Economic Development Board Health
      Care System, Fairview Hospital (MBIA),
      4.90%-5.00%, 11/15/01-11/15/02 ....................        1,635,000(b)       1,662,382
    Bemidji Hospital Facilities (Prerefunded to 9/1/01 at
      102), 7.00%, 9/1/21 ...............................        3,200,000(d)       3,287,232
    Breckenridge Health Facility - Catholic Health
      Corporation (MBIA) (Callable at 11/15/03 at 102),
      5.25%, 11/15/13 ...................................        1,000,000(b)       1,021,880
    Buffalo Covenant Retirement Communities,
      4.30%-4.55%, 12/1/02-12/1/05 ......................        1,350,000          1,350,869

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2001 Semiannual Report  21  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                                Principal           Market
Description of Security                                           Amount           Value (a)
---------------------------------------------------------       ----------        -----------
    Burnsville Hospital System, Zero-Coupon (Escrowed to
      maturity to 5/1/12), 6.75%, 5/1/12 ................       $1,000,000(e)     $   516,090
                                                                                  -----------
                                                                                    7,838,453
                                                                                  -----------
  HOUSING REVENUE (28.1%):
    Burnsville Oak Leaf Apartments (GNMA) (Callable
      7/1/01 at 103), 7.05%-7.15%, 1/1/12-1/1/25 ........        3,595,000(b)       3,706,843
    City of Coon Rapids (FHA) (Callable 2/1/02 at 102),
      AMT, 6.75%, 8/1/23 ................................        1,980,000(b)(f)    2,044,548
    Coon Rapids, Multifamily Development-Woodland Apts.
      (FHA) (Callable 12/1/03 at 100),
      5.63%, 12/1/09 ....................................        2,460,000(b)       2,485,609
    Minneapolis Community Development Authority (Callable
      12/1/01 at 102), 7.15%-7.35%, 12/1/03-12/1/09 .....          835,000            857,653
    Minneapolis Housing-Churchill Apartments (Callable
      10/1/01 at 102), 7.05%, 10/1/22 ...................        3,645,000          3,734,157
    Rochester Multifamily Housing, AMT,
      6.38%, 9/1/37 .....................................        1,800,000(f)       1,852,110
    St. Paul Housing and Redevelopment Authority
      (Callable 12/1/01 at 102),
      6.90%, 12/1/11-12/1/21 ............................          246,000            251,679
    State Housing and Finance Agency, 4.95%, 7/1/03 .....          400,000            410,936
    State Housing and Finance Agency (Callable 2/1/01 at
      102), 6.95%, 2/1/14 ...............................        3,400,000          3,528,078
    State Housing and Finance Agency (Callable 2/1/02 at
      102), 6.90%, 8/1/12 ...............................          495,000            510,033
    State Housing and Finance Agency, AMT,
      4.00%, 7/1/02 .....................................          500,000(f)         504,320
                                                                                  -----------
                                                                                   19,885,966
                                                                                  -----------
  TAX REVENUE (7.2%):
    Minneapolis Community Development Authority,
      Zero-Coupon (MBIA), 6.70%-7.01%, 3/1/07-3/1/09 ....        6,685,000(b)(e)    5,075,720
                                                                                  -----------
  UTILITY REVENUE (17.1%):
    Anoka County Resource Recovery, 4.05%, 12/1/01 ......        1,900,000          1,910,621
    Chaska Electric Revenue (Callable 10/1/10 at 100),
      5.40%-5.70%, 10/1/11-10/1/15 ......................        4,485,000          4,655,297
    Northern Municipal Power (FSA), 4.70%, 1/1/02 .......        1,605,000(b)       1,621,740
    Northern Municipal Power, Zero-Coupon (AMBAC),
      6.38%-6.50%, 1/1/06-1/1/10 ........................        3,340,000(b)(e)    2,335,185
    Western Minnesota Municipal Power Agency (AMBAC)
      (Callable 1/1/06 at 102), 5.40%, 1/1/09 ...........        1,000,000(b)       1,061,550

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2001 Semiannual Report  22  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST
(CONTINUED)

                                                                Principal           Market
Description of Security                                           Amount           Value (a)
---------------------------------------------------------       ----------        -----------
    Western Municipal Power Agency (AMBAC),
      4.80%, 1/1/02 .....................................       $  465,000(b)     $   470,082
                                                                                  -----------
                                                                                   12,054,475
                                                                                  -----------
  WATER/POLLUTION CONTROL REVENUE (3.1%):
    Anoka County Solid Waste Disposal Revenue (CFC)
      (Callable 6/1/00 at 102), AMT, 6.95%, 12/1/08 .....        2,100,000(b)(f)    2,164,134
                                                                                  -----------

      Total Municipal Bonds
        (cost: $62,183,009)  ............................                          64,587,986
                                                                                  -----------

MUNICIPAL DERIVATIVE SECURITIES (5.0%):
  INVERSE FLOATER (5.0%):
    St. Cloud General Obligation inverse floater
      (Prerefunded to 2/1/02 at 102), 7.92%, 8/1/13
      (cost: $3,598,358)  ...............................        3,500,000(d)(g)    3,565,625
                                                                                  -----------

      Total Municipal Long-Term Securities
        (cost: $65,781,367)  ............................                          68,153,611
                                                                                  -----------

MUNICIPAL SHORT-TERM SECURITIES (2.1%):
    Higher Education Facility - Carleton College,
      2.60%, 11/1/12 ....................................        1,150,000(c)       1,150,000
    Minneapolis Convention Center, 2.60%, 12/1/18 .......          200,000(c)         200,000
    Olmsted County Certificates of Participation,
      2.70%, 8/1/05 .....................................          170,000(c)         170,000
                                                                                  -----------

      Total Municipal Short-Term Securities
        (cost: $1,520,000)  .............................                           1,520,000
                                                                                  -----------

RELATED PARTY MONEY MARKET FUND (0.1%):
    First American Tax Free Obligations Fund
      (cost: $52,523) ...................................           52,523(h)          52,523
                                                                                  -----------

      Total Investments in Securities
        (cost: $67,353,890)(i)  .........................                         $69,726,134
                                                                                  ===========

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2001 Semiannual Report  23  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     CFC - COOPERATIVE FINANCE CORPORATION
     GNMA - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
     FHA - FEDERAL HOUSING AUTHORITY
     FSA - FINANCIAL SECURITY ASSURANCE
     MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(f) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $6,565,112, WHICH REPRESENTS 9.3% OF NET ASSETS.
(g) INVERSE FLOATER SECURITY THAT PAYS INTEREST AT RATES THAT INCREASE (DECREASE) IN THE SAME MAGNITUDE AS, OR IN A MULTIPLE OF, A DECREASE (INCREASE) IN THE MARKET RATE PAID ON A RELATED, FLOATING RATE SECURITY. INTEREST RATE DISCLOSED IS THE RATE IN EFFECT ON JUNE 30, 2001.
(h) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(i) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $2,405,462
      GROSS UNREALIZED DEPRECIATION ......     (33,218)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $2,372,244
                                            ==========

--------------------------------------------------------------------------------

          2001 Semiannual Report  24  Minnesota Municipal Term Trusts

INVESTMENTS IN SECURITIES (Unaudited)
--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II                                      June 30, 2001
 ...........................................................................................

                                                                Principal          Market
Description of Security                                           Amount          Value (a)
---------------------------------------------------------       ----------       -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (98.3%):
MUNICIPAL BONDS (89.8%):
  BUILDING REVENUE (1.9%):
      Olmsted County Housing Redevelopment Authority
        (Callable 2/1/02 at 100), 6.10%, 2/1/13 .........       $1,000,000       $ 1,014,230
                                                                                 -----------

  EDUCATION REVENUE (7.7%):
      Higher Education Facility - Macalester College
        (Prerefunded to 3/1/02 at 100),
        6.30%, 3/1/14 ...................................        1,125,000(d)      1,151,820
      Higher Education Facility - St. Scholastica
        (Callable 12/1/10 at 100), 5.25%, 12/1/11 .......          800,000           802,320
      Higher Education Facility-Augsburg College,
        4.40%, 10/1/04-10/1/05 ..........................          615,000           620,076
      Maplewood-Mounds Park Academy Project (Callable
        9/1/03 at 102), 7.00%, 9/1/23 ...................        1,500,000         1,557,825
                                                                                 -----------
                                                                                   4,132,041
                                                                                 -----------

  GENERAL OBLIGATIONS (10.3%):
      Anoka Independent School District (Callable 2/1/10
        at 100), 5.38%, 2/1/13 ..........................        1,000,000         1,050,090
      Mankato School District (FSA) (Crossover
        refunded to 2/1/02 at 100), 6.35%, 2/1/13 .......        2,100,000(b)(d)   2,143,176
      State General Obligation, 5.00%, 8/1/03 ...........        1,300,000         1,349,816
      Waconia Housing Redevelopment Authority - Public
        Project (Callable 1/1/03 at 100),
        5.70%, 1/1/12 ...................................          500,000           503,575
      Willmar Independent School District (AMBAC)
        (Crossover
        refunded to 2/1/02 at 100), 6.25%, 2/1/15 .......          500,000(b)(d)     509,990
                                                                                 -----------
                                                                                   5,556,647
                                                                                 -----------

  HEALTH CARE REVENUE (19.6%):
      Agricultural and Economic Development Board Health
        Care System (Callable 11/15/10 at 101),
        5.88%, 11/15/11 .................................        2,135,000         2,249,308
      Agricultural and Economic Development Board Health
        Care System, Fairview Hospital (MBIA),
        5.00%, 11/15/03 .................................          695,000(b)        723,398
      Breckenridge Health Facility - Catholic Health
        Corporation (MBIA) (Callable at 11/15/03 at 102),
        5.25%, 11/15/13 .................................        2,500,000(b)      2,554,700

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2001 Semiannual Report  25  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                                Principal          Market
Description of Security                                           Amount          Value (a)
---------------------------------------------------------       ----------       -----------
      Duluth Hospital Facility, St. Lukes (Connie Lee)
        (Callable 5/1/02
        at 102), 6.40%, 5/1/10 ..........................       $  300,000       $   314,430
      Minneapolis and St. Paul Health Care Facilities
        (MBIA)
        (Prerefunded to 8/15/02 at 100),
        6.75%, 8/15/14 ..................................        2,500,000(b)(d)   2,558,575
      Red Wing Elderly Housing - River Region
        (Prerefunded to 9/1/05
        at 100), 6.40%, 9/1/12 ..........................        1,000,000(d)      1,101,000
      Red Wing Health Care Facility (Prerefunded to
        9/1/03 at 102), 6.40%, 9/1/12 ...................          220,000(d)        238,365
      Worthington Hospital Revenue (Callable 12/1/02 at
        100), 6.50%, 12/1/11-12/1/12 ....................          850,000           809,562
                                                                                 -----------
                                                                                  10,549,338
                                                                                 -----------

  HOUSING REVENUE (14.4%):
      Burnsville, Summit Park Apartments (FHA) (Callable
        7/1/03 at
        102), 5.75%, 7/1/11 .............................        1,000,000(b)      1,028,010
      Minneapolis Community Development (Callable 12/1/01
        at 102), 7.10%, 12/1/02 .........................          175,000           178,362
      Minneapolis Community Development Authority,
        Zero-Coupon (MBIA), 3.69%, 9/1/04 ...............        2,000,000(b)(e)   1,783,200
      St. Paul Housing and Redevelopment Authority
        (Callable 12/1/01
        at 102), 6.90%, 12/1/11 .........................            5,000             5,025
      State Housing and Finance Agency (Callable 1/1/03
        at 102),
        AMT, 6.50%, 1/1/26 ..............................          335,000(g)        345,549
      State Housing and Finance Agency (Callable 2/1/01
        at 102), 6.85%, 2/1/07 ..........................        2,945,000         3,044,894
      State Housing and Finance Agency (Callable 7/1/02
        at 102),
        AMT, 6.75%-6.85%, 7/1/12-1/1/24 .................        1,340,000(g)      1,374,286
                                                                                 -----------
                                                                                   7,759,326
                                                                                 -----------

  INDUSTRIAL DEVELOPMENT REVENUE (4.1%):
      Duluth Seaway Port Authority, Cargill Inc. Project
        (Callable
        5/1/02 at 102), 6.80%, 5/1/12 ...................        2,090,000(f)      2,181,814
                                                                                 -----------

  SCHOOL DISTRICT REVENUE (0.8%):
      Hopkins Blake School Project (Prerefunded to 9/1/04
        at 100), 6.45%, 9/1/13-9/1/14 ...................          385,000(d)        419,400
                                                                                 -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2001 Semiannual Report  26  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                                Principal          Market
Description of Security                                           Amount          Value (a)
---------------------------------------------------------       ----------       -----------
  UTILITY REVENUE (19.4%):
      Northern Municipal Power (FSA), 4.75%, 1/1/03 .....       $2,000,000(b)    $ 2,046,400
      Northern Municipal Power, Zero-Coupon (AMBAC),
        6.49%-6.50%, 1/1/09-1/1/10 ......................        9,690,000(b)(e)   6,525,014
      Southern Minnesota Municipal Power Agency (Callable
        1/1/03 at 102), 5.00%, 1/1/08 ...................        1,040,000         1,073,262
      Southern Minnesota Municipal Power Agency (Callable
        1/1/09 at 101), 5.00%, 1/1/13 ...................          800,000           816,384
                                                                                 -----------
                                                                                  10,461,060
                                                                                 -----------

  WATER/POLLUTION CONTROL REVENUE (11.6%):
      East Grand Forks, Pollution Control (Callable
        4/1/01 at 102), 7.75%, 4/1/18 ...................        1,300,000         1,328,678
      State Public Facilities Authority (Prerefunded to
        3/1/02 at 102), 6.50%, 3/1/14 ...................        4,695,000(d)      4,906,040
                                                                                 -----------
                                                                                   6,234,718
                                                                                 -----------

        Total Municipal Bonds
          (cost: $46,073,951)  ..........................                         48,308,574
                                                                                 -----------

MUNICIPAL DERIVATIVE SECURITIES (8.5%):
  INVERSE FLOATER (8.5%):
      Richfield Independent School District No. 280
        inverse floater, 4.55%, 2/1/03 ..................        2,810,000(h)      2,835,627
      St. Cloud General Obligation inverse floater
        (Prerefunded to 2/1/02 at 102),
        7.92%, 8/1/13 ...................................        1,700,000(d)(h)   1,731,875
                                                                                 -----------

        Total Municipal Derivative Securities
          (cost: $4,584,802)  ...........................                          4,567,502
                                                                                 -----------

        Total Municipal Long-Term Securities
          (cost: $50,658,753)  ..........................                         52,876,076
                                                                                 -----------

MUNICIPAL SHORT-TERM SECURITIES (3.5%):
      Higher Education Facility - Carleton College,
        2.60%, 11/1/12 ..................................          700,000(c)        700,000
      Minneapolis Convention Center, 2.60%, 12/1/18 .....          150,000(c)        150,000
      Minneapolis Judgement, 2.60%, 12/1/10 .............          100,000(c)        100,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2001 Semiannual Report  27  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

MINNESOTA MUNICIPAL TERM TRUST II
(CONTINUED)

                                                                Principal          Market
Description of Security                                           Amount          Value (a)
---------------------------------------------------------       ----------       -----------
      Minneapolis Revenue, 2.65%, 12/1/27 ...............       $  920,000(c)    $   920,000
                                                                                 -----------

        Total Municipal Short-Term Securities
          (cost: $1,870,000)  ...........................                          1,870,000
                                                                                 -----------

RELATED PARTY MONEY MARKET FUND (0.0%):
      First American Tax Free Obligations Fund
        (cost: $20,108) .................................           20,108(i)         20,108
                                                                                 -----------

        Total Investments in Securities
          (cost: $52,548,861)(j)  .......................                        $54,766,184
                                                                                 ===========

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2001 Semiannual Report  28  Minnesota Municipal Term Trusts

--------------------------------------------------------------------------------

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FHA - FEDERAL HOUSING AUTHORITY
     FSA - FINANCIAL SECURITY ASSURANCE
     MBIA - MUNICIPAL BOND INSURANCE ASSOCIATION
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JUNE 30, 2001. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS ARE CALLED AND MATURE AT THE CALL DATE INDICATED.
(e) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(f) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON JUNE 30, 2001, THE TOTAL MARKET VALUE OF THESE INVESTMENTS WAS $2,181,814, OR 4.1% OF TOTAL NET ASSETS.
(g) AMT - ALTERNATIVE MINIMUM TAX. AS OF JUNE 30, 2001, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,719,835 WHICH REPRESENTS 3.2% OF NET ASSETS.
(h) INVERSE FLOATER SECURITY THAT PAYS INTEREST AT RATES THAT INCREASE (DECREASE) IN THE SAME MAGNITUDE AS, OR IN A MULTIPLE OF, A DECREASE (INCREASE) IN THE MARKET RATE PAID ON A RELATED, FLOATING RATE SECURITY. INTEREST RATE DISCLOSED IS THE RATE IN EFFECT ON JUNE 30, 2001.
(i) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(j) ALSO APPROXIMATES COST FOR FEDERAL INCOME TAX PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION ......  $2,259,527
      GROSS UNREALIZED DEPRECIATION ......     (42,204)
                                            ----------
        NET UNREALIZED APPRECIATION ......  $2,217,323
                                            ==========

--------------------------------------------------------------------------------

          2001 Semiannual Report  29  Minnesota Municipal Term Trusts

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MINNESOTA MUNICIPAL TERM TRUSTS

2001  SEMIANNUAL REPORT

U.S. Bancorp Piper Jaffray Asset Management, Inc., is a subsidiary of U.S. Bank National Association. Securities products and services are offered through U.S.
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